SHARE-BASED COMPENSATION - Fair value of options granted and compensation expenses (Details) - Share Options $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 HKD ($) $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2020 USD ($) $ / shares
Fair value of options granted estimation:
Exercise price (in dollars per share)		$ 0.65
Fair value of the ordinary shares on the grant date of option (in dollars)		$ 1.2460	$ 1.2820
Risk-free interest rate (as a percent)		1.67%	2.33%
Expected term (in years)	5 years	5 years	5 years 11 months 23 days
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Expected volatility (as a percent)	40.00%	45.00%	44.00%
Expected forfeiture rate (post-vesting) (as a percent)	15.00%	15.00%	15.00%
Unrecognized compensation expenses	$ 87,602			$ 11,300
Weighted-average period expected to be recognized for unrecognized compensation expense (in years)	3 years 7 months 28 days
Minimum
Fair value of options granted estimation:
Exercise price (in dollars per share)			$ 0.3	$ 0.60
Fair value of the ordinary shares on the grant date of option (in dollars)	$ 1.2460
Risk-free interest rate (as a percent)	0.27%
Maximum
Fair value of options granted estimation:
Exercise price (in dollars per share)			$ 1.2	$ 1.50
Fair value of the ordinary shares on the grant date of option (in dollars)	$ 4.7350
Risk-free interest rate (as a percent)	0.36%